Acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Acquisitions

Note L – Merger and Acquisition Activity

On February 15, 2013, the Bank entered into a purchase and sale agreement with Meredith Village Savings Bank (“MVSB”), pursuant to which the Bank will acquire all of the shares of common stock of Charter Holding Corp. (“Charter”) held by MVSB for a total purchase price of $6.2 million in cash or its equivalent. As of the date hereof, each of the Bank and MVSB own 50% of Charter’s outstanding shares of common stock; upon completion of the transaction the Bank will own all of the outstanding shares of Charter and Charter will become a wholly owned subsidiary of the Bank. Completion of the transaction is subject to closing conditions, including the receipt of all regulatory approvals by the Bank and the satisfactory completion of purchase accounting valuations by an independent third party. The transaction is expected to close at the end of the second quarter or beginning of the third quarter of 2013.

On April 3, 2013, the Company and Central Financial Corporation (“CFC”) jointly announced that they entered into a definitive agreement pursuant to which the Company will acquire CFC in an all-stock transaction. The transaction, approved by the boards of directors of both companies, is valued at approximately $14.4 million or approximately $115.00 per share of CFC common stock, based on the 10-day average closing price of the Company’s common stock for the period ended April 2, 2013. The terms of the agreement call for each outstanding share of CFC common stock to be converted into the right to receive 8.699 shares of the Company’s common stock. Following the merger, CFC’s wholly owned subsidiary, The Randolph National Bank, will be merged with and into the Bank, with the Bank surviving. Completion of the transaction is subject to customary closing conditions, including the receipt of regulatory approval and the approval of CFC’s shareholders. The transaction is expected to close in the third quarter of 2013.

NOTE 15.	Acquisitions:

On December 21, 2012, the Company acquired The Nashua Bank. Costs to acquire consisted of cash of $3.7 million, 1,153,544 shares issued ($12.76 market value per share or $14.7 million) and preferred stock assumed of $3.0 million for a total acquisition cost of $21.4 million. Goodwill recognized amounted to $6.7 million and of that total, none is deductible for tax purposes.

A summary of the fair values of assets acquired and liabilities assumed at the date of the acquisition is as follows:

(Dollars in thousands)	The Nashua Bank
Cash and due from banks	$2,790
Federal Home Loan Bank stock	383
Securities available-for-sale	20,852
Loans, net	88,203
Premises and equipment	729
Investment in real estate	249
Other assets and accrued interest receivable	470

Total assets acquired	113,676

Total deposits	98,479
FHLB advances	1,754
Accrued expenses and other liabilities	897

Total liabilities assumed	101,130

Net assets acquired	12,546
Goodwill	6,746
Core deposit intangible asset	2,086

Total purchase price	$21,378

The results of operations of the acquired entities have been included in the Company’s consolidated financial statements since the respective acquisition dates.

The following proforma information assumes that the acquisitions had occurred at the beginning of each of the periods presented.

(Dollars in thousands)	2012	2011	2010
Total revenue	$56,287	$52,786	$53,940
Net income	$8,545	$7,927	$8,620
Net income available to common shareholders	$7,849	$7,205	$8,104
Earnings per share:
Basic	$1.11	$1.04	$1.17
Diluted	$1.11	$1.04	$1.17

The pro forma information is presented for information purposes only and is not necessarily indicative of the results of operations that actually would have been achieved had the acquisition been consummated as of that time, nor is it intended to be a projection of future results.

On November 10, 2011, the Company acquired McCrillis & Eldredge Insurance, Inc. (McCrillis & Eldredge). Costs to acquire consisted of cash of $272 thousand, 58,588 shares issued ($11.69 market value per share or $685 thousand) and notes payable of $543 thousand and contingent liabilities assumed of $269 thousand for a total acquisition cost of $1.8 million. Goodwill recognized amounted to $1.3 million and of that total, none is deductible for tax purposes.